Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-42927
Entity Registrant Name	VIKING ACQUISITION CORP. I
Entity Central Index Key	0002080023
Entity Tax Identification Number	86-1872510
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	900 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	423-7931
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	VACI.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VACI
Security Exchange Name	NYSE
Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VACI.WT
Security Exchange Name	NYSE